CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (777,911)	$ (1,092,085)	$ (1,625,124)	$ (76,876)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	556	556	741	741
Unrealized loss from investment in Fvndit	0	1,651	1,651	8,503
Impairment of digital asset	0	3,893	3,893	0
Amortization of intangible assets	8,039	0
Loss on sale of digital assets	221	0
Stock-based compensation	686,154	307,875	1,142,305	0
Changes in assets and liabilities:
Accounts receivable	(8,463)	115	(3,191)	1,011
Due from Fvndit	0	(644)
Prepaid expenses	(233,905)	0
Due from Fvndit			(644)	(7,389)
Accounts payable	4,471	13,263	3,425	163
Other current assets	0	(644)
Accrued expenses	0	420,300	0	(2,078)
Deferred revenues	0	(613)	(613)	613
Net cash used in operating activities	(320,838)	(345,689)	(477,557)	(75,312)
Cash flows from investing activities:
Sale (purchase) of digital assets	5,886	(10,000)	(10,000)
Proceeds from loan repayment by Fvndit			0	200,000
Net cash provided by (used in) investing activities	5,886	(10,000)	(10,000)	200,000
Cash flows from financing activities:
Issuance of common stock for cash	337,500	415,000	415,000	0
Loan from stockholder	0	125,000	125,000	0
Net cash provided by financing activities	337,500	540,000	540,000	0
Net increase in cash	22,548	184,311	52,443	124,688
Cash, beginning of the period	295,937	243,494	243,494	118,806
Cash, end of the period	318,485	427,805	295,937	243,494
Cash paid for:
Interest	32	0	0	25
Supplemental disclosure of cash flow information:
Income tax	0	1,620	1,650	1,665
Exchange of Due from Fvndit for intangible assets	25,142	0
Supplemental disclosure of non-cash flow investing and financing activities:
Receipt of intangible assets for assets	321,547	0
Accrued stock-based compensation			$ 427,293	$ 0
Exchange of other assets for intangible assets	$ 296,405	$ 0